Business Combinations (Tables)	12 Months Ended
Dec. 31, 2010
Business Combinations [Abstract]
Schedule of Aggregate Purchase Price Allocation of Acquisitions
The following table summarizes the allocation of the aggregate purchase price as of the acquisition dates for the above mentioned acquisitions that occurred in 2010 (in millions):

Property and equipment, net	$17.6
Identifiable intangible assets:
Noncompete agreements (useful lives range from 16 months to 6 years)	11.4
Tradenames (useful lives are 10 years)	1.2
Licenses (useful lives are 20 years)	0.4
Goodwill	12.6
Total assets acquired	43.2
Total current liabilities assumed	(0.7)
Total allocation of purchase price consideration	$42.5

Summary of Actual and Pro Forma Results of Operations for Acquisitions
The following table summarizes the aggregate results of operations of the above mentioned transactions from their respective dates of acquisition included in our consolidated results of operations and the unaudited pro forma results of operations of the combined entity had the date of the acquisitions been January 1, 2009 (in millions):

	Net Operating Revenues	Net Income Attributable to HealthSouth
Acquired entities only: Actual from acquisition date to December 31, 2010(a)	$10.1	$0.4
Combined entity: Supplemental pro forma from 1/01/2010-12/31/2010 (unaudited)	1,896.1	902.7
Combined entity: Supplemental pro forma from 1/01/2009-12/31/2009 (unaudited)	1,817.1	100.2